CONCESSION ARRANGEMENTS RIGHTS - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Intangible assets	2,758,318	2,382,427	$ 2,040,158	$ 1,886,042
Assets	327,859,383	301,181,596
Impairment loss	4,185,037	4,182,394	2,493,148
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	19,260,241	17,812,820	16,153,016	13,081,532
Intangible assets	14,314,560	13,557,267	13,242,706	$ 11,098,116
Assets	33,574,801	31,370,087
Impairment loss	709	223	1,220
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	24,400,493	19,332,588
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	4,181,835	3,830,916
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	251,981,889	236,970,165
Impairment loss	4,826,291	4,802,074	$ 3,179,476
Financial assets at amortised cost, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 15,078,406	$ 13,981,904